April 8, 2022

Q3 ALL-WEATHER SECTOR ROTATION FUND

Investor Class (QAWSX)

Institutional Class (QAISX)

A Series of Ultimus Managers Trust

Supplement to Prospectus dated March 30, 2022

This supplement updates certain information in the Prospectus of the Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (collectively, the “Funds”), each a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of a Funds’ Prospectus or Statement of Additional Information, free of charge, please visit the Funds’ website at www.Q3AllWeatherFunds.com or call the Funds toll free at 1-855-784-2399.

The following changes are made in the Prospectus.

For the Q3 All-Weather Sector Rotation Fund, the following replaces the bar chart in the section entitled “Performance Summary” on page 6 of the Prospectus:

Institutional Class Shares – Annual Total Return Year/Period Ended December 31

Calendar Year Returns *
*	The Sector Rotation Fund’s year-to-date return through December 31, 2021 was 5.76%.

If you have any questions regarding the Funds, please call 1-855-784-2399.

Investors Should Retain this Supplement for Future Reference.

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Q3 ALL-WEATHER TACTICAL FUND

Investor Class (QAWTX)

Institutional Class (QAITX)

C Class (QACTX)

A Series of Ultimus Managers Trust

Supplement to Prospectus dated March 30, 2022

This supplement updates certain information in the Prospectus of the Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (collectively, the “Funds”), each a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of a Funds’ Prospectus or Statement of Additional Information, free of charge, please visit the Funds’ website at www.Q3AllWeatherFunds.com or call the Funds toll free at 1-855-784-2399.

The following changes are made in the Prospectus.

For the Q3 All-Weather Tactical Fund, the following replaces the table entitled “Average Annual Total Returns” in the section entitled “Performance Summary” on page 13 of the Prospectus:

Average Annual Total Returns for Periods Ended December 31, 2021	One Year	Since Inception (December 30, 2019)
Institutional Class
Return Before Taxes	16.83%	21.44%
Return After Taxes on Distributions	13.45%	17.96%
Return After Taxes on Distributions and Sale of Fund Shares	10.02%	15.13%
Investor Class
Return Before Taxes	15.80%	20.62%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)	10.19%	11.53%
Morningstar Moderately Aggressive Target Risk Index *	14.04%	13.84%
*	The Morningstar Moderately Aggressive Target Index is used to provide an additional comparison. The Morningstar Moderately Aggressive Target Index consists of five asset allocation indexes that span the risk spectrum from conservative to aggressive and comprehensively covers global equity and fixed-income markets.

If you have any questions regarding the Funds, please call 1-855-784-2399.

Investors Should Retain this Supplement for Future Reference.